                                  ANNUAL REPORT

[logo]
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)

--------------------------------------------------------------------------------



                                  New England
                             Strategic Income Fund


[Graphic Omitted]


DECEMBER 31, 1997

                                                                   February 1998
--------------------------------------------------------------------------------
"Even in 1997 . . . investors saw some sharp, short-term drops, whether they were invested in the United States or overseas, in bonds or stocks."

[photo]

Dear Shareholder:

In 1997, many investors once again had reason to be pleased with the performance of their mutual fund holdings. However, in times such as these, expectations tend to grow along with prices. It pays to remind ourselves that no trend is permanent, and we should keep our goals realistic and long-term needs in focus.

In the third straight year of outstanding returns, the Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index -- two widely followed indicators of the performance of large-company stocks -- gained 24.9% and 33.3% respectively. At the same time, smaller-company stocks, as measured by the Russell 2000 Index, were up 22.4%. Meanwhile, bond investors also were rewarded as declining interest rates and rising prices meant solid gains. The Lehman Long Treasury Index, for example, posted a 15.1% return for the year. Results were less favorable for international investors, especially those exposed to emerging markets or the financial turmoil in Asia.

Gratifying though it has been, the markets' surge of the past few years obscures the historic norm: Downturns and volatility also are regular features of investing. Even in 1997, notwithstanding the impressive overall results, investors saw some sharp, short-term drops, whether they were invested in the United States or overseas, in bonds or stocks. Market fluctuations remind us of some valuable lessons.

First, volatility is inevitable, and should not disrupt long-term programs without sufficient evaluation. Those who sold in response to downturns -- October 1987 is an obvious example -- may have missed out on the subsequent uptrend. Second, sound diversification can reduce risk. A useful exercise is to review your asset allocation regularly with your financial representative.

Starting in 1998, you have one more reason to consult with your representative:
Newly expanded retirement options, including the new Roth IRA, could play an important role in your retirement and tax planning for years to come. With this in mind, New England Funds has introduced programs specially designed to help you make the most of the newest retirement vehicles.

[Dalbar Logo]
1995 o 1996 o 1997

In addition to offering quality mutual fund choices and tax-advantaged plans, we focus on providing the highest quality customer service. This is why I am pleased to report that we have received DALBAR's Mutual Fund Service Award for "providing the highest tier of service excellence in the mutual fund industry." New England Funds is one of just three mutual fund companies to receive this award for the third consecutive year from DALBAR, an independent evaluator of mutual fund service. We are continuing to work to provide even more effective services. Two examples are: the Personal Access Line(TM) -- our enhanced automated telephone account service (800-346-5984) -- and the account information section of the New England Funds web site (www.mutualfunds.com). Each provides convenient, 24-hour access to current information about your New England Funds accounts.

All of us at New England Funds thank you for your continued support and look forward to serving you in the years ahead.

Sincerely,

/s/ Henry L.P. Schmelzer
Henry L.P. Schmelzer
President

--------------------------------------------------------------------------------
                        NEW ENGLAND STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

                                    Investment Results Through December 31, 1997
--------------------------------------------------------------------------------

Putting Performance in Perspective

The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

                                        AVERAGE ANNUAL TOTAL RETURNS -- 12/31/97

  CLASS A (Inception 5/1/95)           1 YEAR          SINCE INCEPTION
   Net Asset Value(1)                    9.33%                12.84%
   With Max. Sales Charge(2)             4.40                 10.90

  CLASS B (Inception 5/1/95)           1 Year          Since Inception
   Net Asset Value(1)                    8.51%                12.01%
   With CDSC(3)                          3.51                 11.07

  CLASS C (Inception 5/1/95)           1 Year          Since Inception
   Net Asset Value(1)                    8.52%                11.95%

  COMPARATIVE PERFORMANCE              1 Year           Since 5/1/95
   Lehman Aggregate Bond Index(4)        9.65%                9.18%
   Lipper Multi-Sector Income Average(5) 8.77                 11.46

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

  NOTES TO CHARTS

(1) Net Asset Value (NAV) -- assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

(2) With Maximum Sales Charge -- assumes reinvestment of all distributions and reflects the maximum sales charge of 4.5% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) -- assumes a maximum 5% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero six years after the purchase of shares.

(4) Lehman Aggregate Bond Index is a market-weighted, aggregate index that includes nearly all debt issued by the U.S. Treasury, U.S. Government agencies and U.S. corporations rated investment-grade, and U.S. agency debt backed by mortgage pools.

(5) Lipper Multi-Sector Income Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                        NEW ENGLAND STRATEGIC INCOME FUND

[A chart in the form of a line graph appears here illustrating the growth of a $10,000 investment in New England Strategic Income Fund's Class A, B and C shares since inception on 5/1/95 compared to the Lehman Aggregate Bond Index(4). The data points are as follows:]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                   MAY 1995 (INCEPTION) THROUGH DECEMBER 1997
                  (COMPARED TO LEHMAN AGGREGATE BOND INDEX(4)

                                 CLASS A SHARES

                   NET ASSET         WITH MAXIMUM
                     VALUE           SALES CHARGE           LEHMAN*
                   ---------         ------------           -------
1-May-95            $10,000             $ 9,550              $10,000
  2Q95              $10,015             $ 9,564              $10,463
  3Q95              $10,409             $ 9,940              $10,669
  4Q95              $11,027             $10,531              $11,124
  1Q96              $11,071             $10,573              $10,926
  2Q96              $11,380             $10,868              $10,988
  3Q96              $11,970             $11,432              $11,190
  4Q96              $12,626             $12,058              $11,526
  1Q97              $12,731             $12,158              $11,461
  2Q97              $13,384             $12,782              $11,883
  3Q97              $14,106             $13,471              $12,279
  4Q97              $13,804             $13,183              $12,641

                                 CLASS B SHARES

                   NET ASSET
                     VALUE               CDSC               LEHMAN*
                   ---------         ------------           -------
1-May-95            $10,000             $10,000              $10,000
  2Q95              $10,003             $10,003              $10,463
  3Q95              $10,376             $10,376              $10,669
  4Q95              $10,973             $10,973              $11,124
  1Q96              $10,997             $10,997              $10,926
  2Q96              $11,274             $11,274              $10,988
  3Q96              $11,838             $11,838              $11,190
  4Q96              $12,473             $12,473              $11,526
  1Q97              $12,553             $12,553              $11,461
  2Q97              $13,163             $13,163              $11,883
  3Q97              $13,848             $13,848              $12,279
  4Q97              $13,535             $13,235              $12,641

                                CLASS C SHARES

                   NET ASSET
                     VALUE                       LEHMAN*
                   ---------                     -------
1-May-95            $10,000                      $10,000
  2Q95              $ 9,996                      $10,463
  3Q95              $10,369                      $10,669
  4Q95              $10,965                      $11,124
  1Q96              $10,989                      $10,926
  2Q96              $11,267                      $10,988
  3Q96              $11,831                      $11,190
  4Q96              $12,456                      $11,526
  1Q97              $12,536                      $11,461
  2Q97              $13,155                      $11,883
  3Q97              $13,830                      $12,279
  4Q97              $13,518                      $12,641

These illustrations represent past performance and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss when shares are sold. All Index and Fund performance assumes reinvested distributions.

--------------------------------------------------------------------------------
                        NEW ENGLAND STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGERS


Q. How did New England Strategic Income Fund perform during the 12-month period ending December 31, 1997?

[Photo of Dan Fuss]
[Photo of Kathleen Gaffney]
Loomis, Sayles & Company, L.P.

For 1997, the Fund produced a total return of 9.33% for Class A shares, reflecting an $0.06 per share gain in net asset value to $13.42 per share and the reinvestment of $1.153 per share in dividend and capital gains distributions. In contrast, the Lehman Aggregate Bond Index had a return of 9.65% while the Lipper Multi-Sector Income Average, measuring the returns of funds with similar strategies, returned 8.77%. Meanwhile, the Fund's Class B shares generated an 8.51% return while its Class C shares posted an 8.52% return, both at net asset value.

The year was characterized by low inflation and moderate economic growth in the United States -- a favorable backdrop for fixed-income investments. A strong U.S. dollar, good liquidity and attractive yields made the U.S. Treasury market particularly attractive to many investors here and abroad. For other markets, however, the strong U.S. dollar had a negative impact -- and some countries were forced to devalue their currencies to stay competitive. Low interest rates overseas had boosted Asian financial markets, fueling heavy investment activity. When investors became concerned that prices of financial assets in Asia had risen too high, the financial and currency markets in several Asian countries declined sharply. The U.S. bond market benefitted from Asia's troubles, as investors sought a safe haven in higher-quality investments.

Q. How did you manage the Fund during the period?

We adhered to our basic approach of seeking attractively valued securities with strong fundamentals. During the period, these securities turned up in both U.S. and foreign bond markets. On December 31, 1997, 48% of the portfolio was invested in U.S. fixed-income securities, roughly where it was a year ago. In the United States, we emphasized corporate bonds that were either "fallen angels" (bonds whose ratings had declined from investment-grade status -- as measured by bond rating agencies -- to below investment-grade) or securities the market was uncertain about. Thanks to strong economic growth, however, these bonds performed particularly well. Meanwhile, our research enabled us to find new undervalued opportunities. UNISYS is an example.

The market looked upon UNISYS as a dinosaur, perceiving its products to be outdated. But our research group discerned a shift in the company's corporate strategy. UNISYS was changing from a business that emphasized computer hardware to one that focused on the service end of the technology business. When we purchased the company's bonds, however, their price did not reflect the positive change. As the market's perception of UNISYS improved, the prices on its bonds rose, contributing to the Fund's performance.

             -----------------------------------------------------
                       PORTFOLIO COMPOSITION -- 12/31/97
             -----------------------------------------------------

                                                    % OF
                    COUNTRY                      NET ASSETS
             -----------------------------------------------------
               1. CORPORATE BONDS                   33.0
             -----------------------------------------------------
               2. YANKEES*                          28.0
             -----------------------------------------------------
               3. FOREIGN BONDS                     26.3
             -----------------------------------------------------
               4. COMMON/PREFERRED STOCKS           10.2
             -----------------------------------------------------
               5. GOVERNMENT BONDS                   0.4
             -----------------------------------------------------
               6. CASH AND CASH EQUIVALENTS          2.1
             -----------------------------------------------------

* Yankees are U.S. dollar-denominated foreign bonds.

Portfolio composition is subject to change.


Though the portfolio's U.S. holdings worked well for the Fund, we found the best values overseas. On December 31, 1997, 52% of the Fund was invested in foreign issues. Approximately half of those issues were Yankee bonds. (Yankee bonds are foreign issues denominated in U.S. dollars, and therefore carry no currency risk.) The other half were foreign government bonds denominated in New Zealand dollars, Canadian dollars and the South African rand. Because of their fiscal discipline, we viewed these countries as improving credits whose currencies represented good value.

Q. Did you lenthen the portfolio's duration?

Our investment approach does not center around deliberate efforts to manage duration. (Duration is a measure of a bond's sensitivity to interest rates changes. The longer a bond's duration, the more its price is apt to react to movement in interest rates.) As bottom- up bond pickers, we thoroughly assess the value of individual issues and do not attempt to predict interest rates nor target any specific portfolio duration. That said, the Fund's average duration increased to 10.5 years at the end of 1977 from 9.25 years at the beginning of the year. The longer portfolio duration is the result of purchases in some attractively priced discount bonds, which we added to the portfolio when the market weakened later in the year. In essence, market weakness provided a buying opportunity. Discount bonds -- securities selling below their face value -- usually have relatively long durations. In addition, these bonds provide potential for ample price appreciation, which fits well with our total-return orientation to bond investing -- that is, managing the portfolio with an eye for yield and price performance.

--------------------------------------------------------------------------------
                     CREDIT QUALITY COMPOSITION - 12/31/97
--------------------------------------------------------------------------------


                          AAA  - 10.8%
                           AA  -  5.7%
                            A  - 11.6%
                          BBB  - 21.8%
                           BB  - 32.7%
                            B  - 14.7%
                          CCC
                           &
                         Below -  2.7%

                        Average Portfolio Quality = BBB-

Quality based on ratings by Standard & Poor's.


Q. What is your outlook for bonds?

We are optimistic about the bond markets, believing that good values and appreciation opportunities will continue to surface in l998 -- especially in foreign markets. In the United States, economic growth may slow a bit this year, which would enable interest rates here to remain stable or decline -- a plus for bond investors.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

BONDS AND NOTES--87.7% OF TOTAL NET ASSETS

FACE
AMOUNT              DESCRIPTION                                                VALUE (a)
----------------------------------------------------------------------------------------
                   CONVERTIBLE BONDS--12.4%
                   AUTO PARTS--0.2%
$  1,150,000       Exide Corp., 144A, 2.900%, 12/15/05, (i) ...............   $  734,563
                                                                              ----------
                   BROADCASTING--0.6%
   3,250,000       Comcast Corp., 1.125%, 4/15/07 .........................    2,096,250
                                                                              ----------
                   CANADIAN ISSUER--0.1%
     500,000       Rogers Communications, Inc., 2.000%, 11/26/05 ..........      298,125
                                                                              ----------
                   COMMERCIAL SERVICES--0.1%
     250,000       Danka Business Systems Plc, 6.750%, 4/01/02 ............      223,438
                                                                              ----------
                   COMPUTER SOFTWARE & SERVICES--0.6%
   2,585,000       Softkey International, Inc., 144A, 5.500%,
                     11/01/00, (i) ........................................    2,281,262
                                                                              ----------
                   COMPUTERS--0.9%
   1,500,000       Apple Computer, Inc., 6.000%, 6/01/01 ..................    1,207,500
     827,000       Cray Research, Inc., 6.125%, 2/01/11 ...................      657,465
     407,000       LTX Corp., 7.250%, 4/15/11 .............................      234,025
     883,000       Maxtor Corp., 5.750%, 3/01/12 ..........................      618,100
     250,000       Telxon Corp., 5.750%, 1/01/03 ..........................      264,062
                                                                              ----------
                                                                               2,981,152
                                                                              ----------
                   ELECTRONICS--0.5%
     200,000       Cirrus Logic, Inc., 6.000%, 12/15/03 ...................      154,250
     300,000       Edo Corp., 7.000%, 12/15/11 ............................      246,000
     750,000       Park Electrochemical Corp., 5.500%, 3/01/06 ............      690,000
     155,000       Richardson Electronics, Ltd., 7.250%, 12/15/06 .........      127,100
   1,098,000       Zenith Electric, 6.250%, 4/01/11 .......................      642,330
                                                                              ----------
                                                                               1,859,680
                                                                              ----------
                   ENERGY--0.0%
     125,000       NorAm Energy Corp., 6.000%, 3/15/12 ....................      113,750
                                                                              ----------
                   ENVIRONMENTAL--0.2%
     760,000       Air & Water Technologies Corp., 8.000%, 5/15/15 ........      593,750
                                                                              ----------
                   FOREIGN ISSUES--5.7%
   1,750,000       Advanced Agro Public Co., 3.500%, 6/17/01 ..............    1,400,000
   3,900,000       Bangkok Bank Public, 3.250%, 3/03/04 ...................    1,267,500
   2,130,000       Banpu Public, 2.750%, 4/10/03 ..........................    1,363,200
   1,000,000       Burns Philp Treasury, 5.500%, 4/30/04 ..................      590,000
   2,575,000       Empresas ICA Sociedad, 5.000%, 3/15/04 .................    2,031,031
     900,000       Espirito Santo, 144A, 10.000%, 7/15/07, (i) ............      801,000
     250,000       Inti Indorayon Uta, 7.000%, 5/02/06 ....................      132,500
   2,250,000       Loxley, 2.500%, 4/04/01 ................................    1,125,000
   1,250,000       Philippine Long Distance Telephone Company,
                     8.350%, 3/06/17 ......................................    1,034,375
   2,500,000       Pycsa Panama S.A. 144A, 10.280%, 12/15/12, (i) .........    2,370,750
     975,000       Samsung Co., 0.250%, 6/26/06 ...........................      780,000
     250,000       Samsung Display Devices, 0.250%, 3/12/06 ...............      203,750
   2,000,000       Samsung Electronics Company Limited, Zero Coupon,
                     12/31/07 .............................................    1,393,340
   2,500,000       Samsung Electronics, Ltd., 144A, 7.700%, 10/01/27, (i) .    1,725,000
   3,000,000       Sappi Bvi Finance, 7.500%, 8/01/02 .....................    2,805,000
     880,000       Siam Commercial Bank, 3.250%, 1/24/04 ..................      255,200
     700,000       Ssangyong Oil Refining Co, Ltd., 3.000%, 12/31/04 ......      260,169
     350,000       Total Access Communications, 2.000%, 5/31/06 ...........      150,500
                                                                              ----------
                                                                              19,688,315
                                                                              ----------
                   HOME BUILDERS--0.1%
     500,000       Schuler Homes, Inc., 6.500%, 1/15/03 ...................      430,000
                                                                              ----------
                   MISCELLANEOUS--0.1%
     500,000       Veterinary Centers America, Inc., 5.250%, 5/01/06 ......      365,000
                                                                              ----------
                   PHARMACEUTICAL--0.3%
     575,000       Glycomed, Inc., 7.500%, 1/01/03 ........................      529,000
     925,000       Nabi, 6.500%, 2/01/03 ..................................      690,281
                                                                              ----------
                                                                               1,219,281
                                                                              ----------
                   REAL ESTATE--0.1%
     250,000       Federal Realty Investor Trust, 5.250%, 10/28/03 ........      232,500
     125,000       Rockefeller Properties, Zero Coupon, 12/31/00 ..........       89,688
                                                                              ----------
                                                                                 322,188
                                                                              ----------
                   RESTAURANTS--1.3%
   2,000,000       Boston Chicken Inc., 4.500%, 2/01/04 ...................      980,000
     250,000       Boston Chicken Inc., 7.750%, 5/01/04 ...................      157,500
     750,000       Boston Chicken Inc., Zero Coupon, 6/01/15 ..............      109,687
   1,000,000       Einstein/Noah Bagel Corp., 7.250%, 6/01/04 .............      690,000
   4,445,000       Shoneys, Inc., Zero Coupon, 4/11/04 ....................    1,822,450
     750,000       TPI Enterprises, Inc., 8.250%, 7/15/02 .................      615,000
                                                                              ----------
                                                                               4,374,637
                                                                              ----------
                   RETAIL--SPECIALTY--0.2%
     500,000       Bell Sports Corp., 4.250%, 11/15/00 ....................      423,750
     275,000       CML Group, Inc., 5.500%, 1/15/03 .......................      206,250
                                                                              ----------
                                                                                 630,000
                                                                              ----------
                   TECHNOLOGY--0.0%
   2,000,000       Molten Metal Technology, Inc., 5.500%, 5/01/06, (h) ....       20,000
   2,000,000       Molten Metal Technology, Inc., 144A, 5.500%, 5/01/06,
                     (d), (i), (h) ........................................       20,000
                                                                              ----------
                                                                                  40,000
                                                                              ----------
                   TELECOMMUNICATION--0.7%
   3,910,000       Broadband Technologies, Inc., 5.000%, 5/15/01 .........     2,580,600
                                                                              ----------
                   TEXTILE--0.3%
     325,000       Dixie Group, Inc., 7.000%, 5/15/12 .....................      286,813
     800,000       Fieldcrest Cannon, Inc., 6.000%, 3/15/12 ...............      648,000
                                                                              ----------
                                                                                 934,813
                                                                              ----------
                   TRUCKING & FREIGHT FORWARDING--0.4%
   1,000,000       Builders Transport, Inc., 8.000%, 8/15/05, (h) .........      520,000
     200,000       Builders Transport, Inc., 6.500%, 5/01/11, (h) .........       98,000
     500,000       Preston Corp., 7.000%, 5/01/11 .........................      410,000
     424,000       Worldway Corp., 6.250%, 4/15/11 ........................      309,520
                                                                              ----------
                                                                               1,337,520
                                                                              ----------
                   Total Convertible Bonds (Identified Cost $52,581,764) ..   43,104,324
                                                                              ----------
                   NON-CONVERTIBLE BONDS--75.3%
                   AIRLINES--0.0%
      65,000       United Air Lines, 7.870%, 1/30/19 ......................       70,075
                                                                              ----------
                   BROADCASTING--0.1%
     250,000       CBS, Inc., 7.125%, 11/01/23 ............................      226,825
                                                                              ----------
                   CANADIAN--19.7%
   3,000,000       Alberta Province Canada, 5.930%, 9/16/16, (e) ..........    2,116,721
  94,475,000       Canada Government, Zero Coupon, 6/01/25, (e) ...........   12,949,365
   4,500,000       Clearnet Communications, Inc, 0/11.750%, 8/13/07, (e),
                     (c) ..................................................    2,007,453
  30,925,000       Government of Canada, Zero Coupon, 6/01/21, (e) ........    5,358,126
   5,200,000       International Semi Tech, 0/11.500%, 8/15/03, (c) .......    1,872,000
   2,345,000       Microcell Telecommunications, 0/11.875%, 10/15/07, (e),
                     (c) ..................................................      910,727
     750,000       Ontario Province, Zero Coupon, 7/13/22, (e) ............      111,742
  11,250,000       Province of British Columbia, Zero Coupon, 11/19/27, (e)    1,241,708
   9,775,000       Province of British Columbia, Zero Coupon, 8/19/22, (e)     1,479,537
   5,000,000       Province of British Columbia, Zero Coupon, 8/23/13, (e)     1,328,155
  18,505,000       Province of British Columbia, Zero Coupon, 9/05/20, (e)     3,162,185
  17,900,000       Province of British Columbia, Zero Coupon, 6/09/22, (e)     2,741,898
   2,900,000       Province of British Columbia, 8.000%, 9/08/23, (e) .....    2,489,164
  35,000,000       Province of British Columbia, Zero Coupon, 8/23/24, (e)     4,673,035
   7,950,000       Province of Manitoba, 6.500%, 9/22/17, (e) .............    5,822,379
  11,649,000       Province of Manitoba, 7.750%, 12/22/25, (e) ............    9,871,958
  17,135,000       Province of Manitoba, Zero Coupon, 3/05/31, (e) ........    1,519,194
   4,375,000       Rogers Cablesystems, Ltd., 9.650%, 1/15/14, (e) ........    3,306,392
   3,500,000       Saskatchewan Province, Zero Coupon, 4/10/14, (e) .......      893,216
   5,400,000       Saskatchewan Province, Zero Coupon, 5/30/25, (e) .......      678,283
   4,205,000       Saskatchewan Province, 8.750%, 5/30/25, (e) ............    3,897,360
                                                                              ----------
                                                                              68,430,598
                                                                              ----------
                   COMPUTERS--2.6%
   6,175,000       Apple Computer, Inc., 6.500%, 2/15/04 ..................   5,125,250
   4,000,000       Digital Equipment Corp., 7.750%, 4/01/23 ...............    4,023,120
      78,538       Streamlogic Corp., 14.000%, 10/07/98, (h) ..............       23,561
                                                                              ----------
                                                                               9,171,931
                                                                              ----------
                   ELECTRONICS--0.9%
     775,000       Pioneer Standard Electronics, Inc., 8.500%, 8/01/06 ....      821,178
   2,250,000       Westinghouse Electric Corp., 7.875%, 9/01/23 ...........    2,254,298
                                                                              ----------
                                                                               3,075,476
                                                                              ----------


                   ENTERTAINMENT--1.6%
   4,850,000       Time Warner, Inc., 8.050%, 1/15/16 .....................    5,238,776
     295,000       Time Warner, Inc., 7.570%, 2/01/24 .....................      308,614
                                                                              ----------
                                                                               5,547,390
                                                                              ----------
                   ENVIRONMENTAL CONTROL--1.2%
   1,750,000       Envirotest Systems Corp., 9.125%, 3/15/01 ..............    1,697,500
   2,500,000       Envirotest Systems Corp., 9.625%, 4/01/03 ..............    2,400,000
                                                                              ----------
                                                                               4,097,500
                                                                              ----------
                   FINANCE & BANKING--2.2%
   2,500,000       First Union Institutional Capital, 8.040%, 12/01/26 ....    2,661,370
   1,000,000       First Union Institutional Capital, 7.850%, 1/01/27 .....    1,034,350
   3,850,000       Keycorp Institutional Capital, 7.826%, 12/01/26 ........    3,994,144
                                                                              ----------
                                                                               7,689,864
                                                                              ----------
                   FOOD & BEVERAGES--4.4%
   2,000,000       Borden, Inc., 7.875%, 2/15/23 ..........................    2,012,360
   3,400,000       RJR Nabisco, Inc., 7.625%, 9/15/03 .....................    3,475,208
   3,000,000       RJR Nabisco, Inc., 8.750%, 8/15/05 .....................    3,236,790
   5,665,000       RJR Nabisco, Inc., 9.250%, 8/15/13 .....................    6,356,413
                                                                              ----------
                                                                              15,080,771
                                                                              ----------
                   FOREIGN ISSUES--21.7%
   2,600,000       Banco Central Costa, 6.250%, 5/21/10 ...................    2,210,000
   5,150,000       Bangko Sentral Ng Philipinas, 8.600%, 6/15/27 ..........    4,106,610
   6,975,000       Bangkok Bank Public, Ltd. 144A, 8.375%, 1/15/27, (i) ...    4,394,250
   1,500,000       Bangkok Bank Public, Ltd., 144A, 8.250%, 3/15/16, (i) ..    1,154,145
   3,000,000       Barak I T C International, Zero Coupon, 11/15/07 (c) ...    1,695,000
   1,250,000       Export Import Bank Korea, 6.375%, 2/15/06 ..............      950,000
   3,534,806       Federal Republic of Brazil, 8.000%, 4/15/14 ............    2,774,823
  15,008,000       Federal Republic of Brazil, 10.125%, 5/15/27 ...........   14,070,000
   2,000,000       Hyundai Motor Co., 144A, 7.600%, 7/15/07, (i) ..........    1,420,000
     200,000       Industrial Finance Corp., Thailand, 144A,
                     7.375%, 1/14/07, (i) .................................      155,878
   1,300,000       Korea Development Bank, 7.125%, 9/17/01 ................    1,089,712
   5,550,000       Pan Pacific Industrial Investment Plc, 144A, Zero
                     Coupon, 4/28/07, (i) .................................    1,660,282
   1,000,000       Panama Republic, 8.875%, 9/30/27 .......................      927,500
   1,585,000       Perez Companc S.A., 144A, 8.125%, 7/15/07, (i) .........    1,525,563
   4,500,000       Petroleos Mexicanos, 9.500%, 9/15/27 ...................    4,421,250
   3,000,000       Petroleos Mexicanos, 144A, 8.625%, 12/01/23, (i) .......    2,820,000
   2,650,000       Pindo Deli Finance Mauritius, Ltd., 144A, 11.750%,
                     10/01/17, (i) ........................................    2,279,000
   3,000,000       Pindo Deli Finance Mauritius, Ltd., 144A,
                     10.875%, 10/01/27, (i) ...............................    2,400,000
     250,000       Pohang Iron & Steel Ltd., 6.625%, 7/01/03 ..............      193,005
     250,000       Quezon Power Philippines Co, 8.860%, 6/15/17 ...........      211,650
     960,000       Republic of Argentina, 6.688%, 3/31/05, (d) ............      858,048
   3,700,000       Republic of Argentina, 9.750%, 9/19/27 .................    3,537,200
   2,187,120       Republic of Ecuador, 6.688%, 2/27/15, (d) ..............    1,347,922
     600,000       Republic of Peru, 3.00/5.00%, 3/07/17 (c) ..............      355,500
   3,050,000       Republic of Poland, 0/7.00%, 10/27/14, (c) .............    2,634,590
   4,500,000       Republic of Venezuela, 9.250%, 9/15/27 .................    4,011,750
     500,000       Samsung Electronics Ltd., 144A, 7.450%, 10/01/02, (i) ..      389,150
   1,000,000       Samsung Electronics Ltd., 144A, 8.500%, 11/01/02, (i) ..      850,000
   1,000,000       Siam Commercial Bank Public Ltd. 144A,
                      7.500%, 3/15/06,(i) .................................      750,000
   1,500,000       Tata Electric Cos., 144A, 8.500%, 8/19/17, (i) .........    1,337,490
   4,500,000       TFM S.A. de CV, 144A, 0/11.750%, 6/15/09, (i) (c) ......    2,790,000
   3,500,000       Tjiwi Kimia Finance Maurities, Ltd., 144A,
                     10.000%, 8/01/04, (i) ................................    2,931,250
   3,275,000       Total Access Communication Public, 144A,
                     8.375%, 11/04/06, (i) ................................    1,637,500
   3,000,000       Total Access Communications Public Ltd., 144A, 7.625%,
                     11/04/01, (i) ........................................    1,560,000
                                                                              ----------
                                                                              75,449,068
                                                                              ----------
                   FOREIGN DENOMINATED--7.1%
  34,000,000       Federal National Mortgage Association, Zero Coupon, 10/
                     29/07, (f) ...........................................    9,876,394
  14,800,000       International Bank of Reconstruction & Development, Zero
                     Coupon, 8/20/07, (f) .................................    4,342,952
   2,600,000       New Zealand Government, 8.000%, 11/15/06, (f) ..........    1,600,613
     825,000       New Zealand Government, 7.000%, 7/15/09, (f) ...........      478,194
  17,750,000       Republic of South Africa, 12.000%, 2/28/05, (g) ........    3,368,036
  16,250,000       Republic of South Africa, 12.500%, 12/21/06, (g) .......    3,103,745
   9,500,000       Republic of South Africa, 13.500%, 9/15/15, (g) ........    1,909,641
                                                                              ----------
                                                                              24,679,575
                                                                              ----------
                   GOVERNMENT TREASURIES--0.4%
   5,000,000       United States Treasury Bond, Strip, Zero Coupon, 8/15/20    1,282,950
                                                                              ----------
                   METAL--0.1%
     289,000       Midland Ross Corp., 6.000%, 2/15/07 ....................      236,720
                                                                              ----------
                   REAL ESTATE--0.1%
     500,000       Sizeler Property Investments, Inc., 8.000%, 7/15/03 ....      480,000
                                                                              ----------

                   RESTAURANTS--0.6%
   5,450,000       Flagstar Corp., 11.250%, 11/01/04, (l) .................    2,180,000
                                                                              ----------
                   RETAIL--DEPARTMENT STORE--2.7%
   1,250,000       Bradlees, Inc., 9.250%, 3/01/03, (h) ...................       50,000
     850,000       Dillion Read Structured Finance Corp., 8.375%, 8/15/15 .      833,000
     250,000       Dillion Read Structured Finance Corp., 8.550%, 8/15/19 .      245,625
     865,736       Dillion Read Structured Finance Corp., 6.660%, 8/15/10 .      793,915
   3,500,000       Kmart Corp., 7.950%, 2/01/23 ...........................    3,381,875
   1,250,000       Kmart Corp. Pass Through Trust, 9.350%, 1/02/20 ........    1,325,637
     500,000       Kmart Corp. Pass Through Trust, 9.780%, 1/05/20 ........      551,135
     250,000       Kmart Funding Corp., 9.440%, 7/01/18 ...................      266,883
     715,000       Kmart Funding Corp., Series F, 8.800%, 7/01/10 .........      748,355
   1,000,000       Woolworth Corp., 8.500%, 1/15/22 .......................    1,125,600
                                                                              ----------
                                                                               9,322,025
                                                                              ----------
                   RETAIL--GROCERY--1.1%
   5,945,000       Penn Traffic Co., 9.625%, 4/15/05 ......................    3,760,212
                                                                              ----------
                   STEEL--0.3%
   1,000,000       Geneva Steel Co., 9.500%, 1/15/04 ......................      840,000
                                                                              ----------
                   TELECOMMUNICATION--7.9%
   5,000,000       Arch Communications Group, Inc., 0/10.875%, 3/15/08, (c)    3,075,000
     500,000       Century Communications Corp., Zero Coupon, 3/15/03 .....      320,000
   1,000,000       Century Communications Corp., 8.375%, 11/15/17 .........      925,000
   3,000,000       Hyperion Telecommunications, 144A, 13.000%,
                     4/15/03, (i)(c) ....................................      2,197,500
   1,000,000       Intercel, Inc., 0/12.000%, 2/01/06, (c) ................      750,000
     500,000       Intercel, Inc., 0/12.000%, 5/01/06, (c) ................      365,000
   2,350,000       Nextel Communications, Inc., 0/9.750%, 8/15/04, (c) ....    2,091,500
   1,700,000       Nextel Communications, Inc., 144A, Zero Coupon,
                     9/15/07,(i) ..........................................    1,075,250
   3,240,000       TCI Communications, Inc., 7.875%, 2/15/26 ..............   14,333,227
   2,200,000       Tele-Communications, Inc., 7.875%, 8/01/13 .............    2,366,254
                                                                              ---------
                                                                              27,498,731
                                                                              ---------
                   TEXTILE--0.1%
     250,000       Fruit of the Loom, Inc., 7.375%, 11/15/23 ..............      237,535
     250,000       Phillips Van Heusen Corp., 7.750%, 11/15/23 ............      244,960
                                                                              ----------
                                                                                 482,495
                                                                              ----------
                   TRANSPORTATION--0.0%
      66,000       Missouri Pacific Railroad Co., 4.250%, 1/01/05 .........       57,007
                                                                              ----------
                   UTILITIES--0.5%
   1,500,000       Comed Financing, 8.500%, 1/15/27 .......................    1,606,140
                                                                              ----------
                   Total Non-Convertible Bonds (Identified Cost
                   $249,562,510) ........................................    261,265,353
                                                                             -----------

COMMON STOCK--7.8%

  SHARES              DESCRIPTION                                              VALUE (a)
---------------------------------------------------------------------------------------
                   COMPUTERS--0.0%
     150,150       Streamlogic Corp., (h) ................................. $        301
         693       Streamlogic Warrants ...................................            0
                                                                            -----------
                                                                                     301
                                                                            -----------
                   CONSTRUCTION MATERIALS--0.2%
      15,000       Owens Corning ..........................................      735,000
                                                                            -----------
                   ELECTRIC UTILITIES--4.4%
     232,700       Eastern Utilities Associates ...........................    6,108,375
     300,000       Pacific Gas & Electric Corp. ...........................    9,131,250
                                                                            ------------
                                                                              15,239,625
                                                                            ------------
                   FOREIGN ISSUES--0.7%
   4,386,500       Indah Kiat Paper .......................................      777,607
       6,800       Philippine Long Distance (GDR), (j) ....................      311,950
   1,039,900       Siam Commercial Bank PLC, (k) ..........................    1,187,840
     200,000       Total Access Communications ............................       68,000
      22,000       Transportacion Maritima Mexica (ADR), (j) ..............      162,250
                                                                            -----------
                                                                               2,507,647
                                                                            -----------
                   REAL ESTATE--2.2%
      21,700       Associated Estates Realty Corp. ........................      514,019
      53,700       Berkshire Realty Company, Inc. .........................      644,400
      75,800       Developers Diversified Realty ..........................    2,899,350
     108,200       Simon de Bartolo Group, Inc. ...........................    3,536,787
                                                                            -----------
                                                                               7,594,556
                                                                            -----------
                   TELECOMMUNICATION--0.3%
       1,000       Hyperion Telecommunications .........................       1,007,500
                                                                            -----------
                Total Common Stock (Identified Cost $25,466,143) .......      27,084,629
                                                                            -----------

PREFERRED STOCK--2.4%
----------------------------------------------------------------------------------------
                   COMPUTERS--0.1%
      10,000       Unisys Corp. ..........................................  $    450,625
                                                                            ------------
                   DOMESTIC OIL--0.0%
         500       Kelley Oil & Gas Corp. ................................        11,000
                                                                            ------------
                   ELECTRIC UTILITIES--0.8%
      10,000       Long Island Lighting Co. ..............................       257,500
         150       New York State Electric & Gas Corp. ...................         9,900
         150       Niagara Mohawk Power Corp. ............................         6,975
       7,330       Niagara Mohawk Power Corp. ............................       414,145
      10,000       Niagara Mohawk Power Corp. ............................       249,375
       5,500       Niagara Mohawk Power Corp., Series A, Adjustable Rate .       123,063
      55,900       Niagara Mohawk Power Corp., Series B, Adjustable Rate .     1,421,956
       6,200       Niagara Mohawk Power Corp., Series C, Adjustable Rate .       148,800
                                                                            ------------
                                                                               2,631,714
                                                                            ------------
                   ENTERTAINMENT--0.1%
         297       Time Warner, Inc. .....................................       333,866
                                                                            ------------
                   GAS & PIPELINE UTILITIES--0.1%
       5,000       Western Gas Resources, Inc. ...........................       204,375
                                                                            ------------
                   OIL--0.0%
         100       Kaneb Services, Inc. ..................................         1,038
                                                                            ------------
                   PAPER--0.0%
       3,000       Stone Container Corp. .................................        44,250
                                                                            ------------
                   PETROLEUM SERVICES--0.1%
      10,000       McDermott, Inc. .......................................       380,000
                                                                            ------------
                   REAL ESTATE--0.1%
       6,500       Oasis Residential, Inc. ...............................       166,562
                                                                            ------------
                   RETAIL--DEPARTMENT STORE--0.1%
      10,000       Kmart Financing .......................................       516,250
                                                                            ------------
                   RETAIL--GROCERY--0.0%
      98,000       Flagstar Cos., (l) ....................................        37,240
                                                                            ------------
                   STEEL--0.5%
      43,000       Bethleham Steel Corp., 144A, (i) ......................     1,784,500
                                                                            ------------
                   TELECOMMUNICATION--0.0%
       3,640       NEXTEL Communications, Inc. ...........................        94,640
                                                                            ------------
                   TRUCKING & FREIGHT FORWARDING--0.5%
      44,000       Arkansas Best .........................................     1,804,000
                                                                            ------------
                   Total Preferred Stock (Identified Cost $6,892,612) ....     8,460,060
                                                                            ------------
SHORT TERM INVESTMENT--1.4%

        FACE
        AMOUNT
----------------------------------------------------------------------------------------
$  4,845,000       Repurchase Agreement with State Street Bank & Trust Co.
                     dated 12/31/97 at 5.000% to be repurchased at
                     $4,846,346 on 01/02/98, collateralized by $4,820,000
                     U.S. Treasury Bond, 5.875%, due 1/31/99, valued at
                     $4,946,019                                             $  4,845,000
                                                                            ------------
                   Total Short Term Investment (Identified Cost $4,845,000)    4,845,000
                                                                            ------------
                   Total Investments--99.3% (Identified Cost $339,348,029),
                   (b) ..................................................    344,759,366

                   Other assets less liabilities, (k) .....................    2,544,356
                                                                            ------------
                   Total Net Assets--100% ................................. $347,303,722
                                                                            ============

(a)         See Note 1a.
(b)         Federal Tax Information:
            AtDecember 31, 1997 the net unrealized appreciation on investments based on cost of $339,349,381 for federal income tax purposes was as follows:
            Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost ...........   $ 33,261,302
            Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value ...........    (27,851,317)
                                                                            ------------
            Net unrealized appreciation .................................   $  5,409,985
                                                                            ============

(c) Step Bond: Coupon rate is zero or below market for an initial period and then increases to a higher coupon rate at a specified date and rate.
(d)         Variable or floating rate security. Rate disclosed is as of December
            31, 1997.
(e)         Denominated in Canadian Dollars.
(f)         Denominated in New Zealand Dollars.
(g)         Denominated in South African Rand.
(h)         Non-income producing security.
(i) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(j)         An American Depository Receipt (ADR) or a Global Depository Receipt
            (GDR) is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.
(k) Including deposits in foreign denominated currencies with a value of $21 and a cost of $20.
(l) Non-income producing; issuer filed petition under Chapter 11 of the Federal Bankruptcy Code.

TEN LARGEST GEOGRAPHIC CONCENTRATIONS OF INVESTMENTS AT DECEMBER 31, 1997 (UNAUDITED)

United States            45.7%         South Africa                     3.2%
Canada                   19.7%         South Korea                      2.6%
Brazil                    5.1%         Mauritius                        2.2%
Thailand                  4.1%         Argentina                        1.7%
Mexico                    3.5%         Philippines                      1.6%

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

December 31, 1997

ASSETS
  Investments at value ........................                   $344,759,366
  Cash ........................................                            537
  Foreign cash at value (Cost $20) ............                             21
  Receivable for:
    Fund shares sold ..........................                      1,079,555
    Dividends and interest ....................                      5,946,857
  Unamortized organization expense ............                         28,749
  Prepaid registration expense ................                         10,000
                                                                  ------------
                                                                   351,825,085
LIABILITIES
  Payable for:
    Securities purchased ......................$3,485,244
    Fund shares redeemed ......................   441,277
    Withholding taxes .........................       664
    Dividends declared ........................   276,640
  Accrued expenses:
    Management fees ...........................   184,631
    Deferred trustees' fees ...................     7,381
    Accounting and administrative .............     4,602
    Other .....................................   120,924
                                               ----------
                                                                     4,521,363
                                                                  ------------
NET ASSETS ....................................                   $347,303,722
                                                                  ============
  Net Assets consist of:
    Capital paid in ...........................                   $339,727,199
    Overdistributed net investment income .....                       (411,696)
    Accumulated net realized gains ............                      2,587,427
    Unrealized appreciation on investments
      and foreign currency transactions .......                      5,400,792
                                                                  ------------
NET ASSETS ....................................                   $347,303,722
                                                                  ============
Computation of net asset value and
 offering price:
Net asset value and redemption price of
 Class A shares ($144,705,721 divided by
 10,780,546 shares of beneficial interest) ....                         $13.42
                                                                        ======
Offering price per share
 (100/95.50 of $13.42) ........................                         $14.05*
                                                                        ======
Net asset value and offering price of
 Class B shares ($146,082,832 divided by
  10,885,113 shares of beneficial
    interest) .................................                         $13.42**
                                                                        ======
Net asset value and offering price of
 Class C shares ($56,515,169 divided by
  4,213,748 shares of beneficial
    interest) .................................                         $13.41
                                                                        ======
Identified cost of investments ................                   $339,348,029
                                                                  =============

* Based upon single purchases of less than $100,000. Reduced sales charges apply for purchases in excess of this amount.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Year Ended December 31, 1997

INVESTMENT INCOME
  Dividends ................................                     $  2,039,436(a)
  Interest .................................                       22,857,389
                                                                 ------------
                                                                   24,896,825
Expenses
    Management fees ........................      $1,855,972
    Service fees - Class A .................         305,860
    Service and distribution fees - Class B        1,241,850
    Service and distribution fees - Class C          451,186
    Trustees' fees and expenses ............          21,109
    Accounting and administrative ..........          50,979
    Custodian ..............................         189,277
    Transfer agent .........................         365,265
    Audit and tax services .................          44,190
    Legal ..................................          10,859
    Printing ...............................          54,398
    Registration ...........................          77,310
    Amortization of organization expenses ..          13,819
    Miscellaneous ..........................          14,918
                                                  ----------
  Total expenses ...........................                        4,696,992
                                                                 ------------
  Net investment income ....................                       20,199,833
                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS
  Realized gain (loss) on:
    Investments - net ......................................        6,054,383
    Foreign currency transactions - net ....................          (63,502)
                                                                 ------------
  Net realized gain on investments and foreign currency
    transactions ...........................................        5,990,881
                                                                 ------------
  Unrealized depreciation on:

    Investments - net ......................................       (2,624,892)

    Foreign currency transactions - net ....................           (5,355)
                                                                 ------------
  Net unrealized depreciation on investments and foreign
    currency transactions ...................................      (2,630,247)
                                                                 ------------
  Net gain on investment transactions ......................        3,360,634
                                                                 ------------
  NET INCREASE IN NET ASSETS FROM OPERATIONS ...............      $23,560,467
                                                                  ===========

(a) Net of foreign taxes of: $23,822.

                See accompanying notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                ---------------------------------
                                                                      1996                   1997
                                                                   ----------             ----------
FROM OPERATIONS
  Net investment income ...................................     $  10,544,203          $  20,199,833
  Net realized gain on investments and foreign currency
    transactions ..........................................         4,553,282              5,990,881
  Unrealized appreciation (depreciation) on investments and
    foreign currency transactions .........................         4,457,434             (2,630,247)
                                                                -------------          -------------
  Increase in net assets from operations ..................        19,554,919             23,560,467
                                                                -------------          -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A ...............................................        (4,670,671)            (9,092,837)
    Class B ...............................................        (4,337,318)            (8,281,842)
    Class C ...............................................        (1,344,469)            (3,004,423)
  Net realized gain on investments
    Class A ...............................................        (2,056,746)            (1,533,527)
    Class B ...............................................        (2,084,672)            (1,552,256)
    Class C ...............................................          (672,804)              (601,199)
                                                                -------------          -------------
                                                                  (15,166,680)           (24,066,084)
                                                                -------------          -------------
  Increase in net assets derived from capital share
    transactions ..........................................       123,537,492            131,926,275
                                                                -------------          -------------
  Total increase in net assets ............................       127,925,731            131,420,658

NET ASSETS
  Beginning of the year ...................................        87,957,333            215,883,064
                                                                -------------          -------------
  End of the year .........................................      $215,883,064           $347,303,722
                                                                 ============          =============
UNDISTRIBUTED/(OVERDISTRIBUTED) NET INVESTMENT INCOME
  Beginning of the year ...................................         $  28,563              $  27,805
                                                                    =========              =========
  End of the year .........................................         $  27,805            $  (411,696)
                                                                    =========            ===========

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------------
                                              FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------

                                                 CLASS A                                             CLASS B
                             ------------------------------------------------    -------------------------------------------------
                               MAY 1,(a)               YEAR ENDED                  MAY 1,(a)                YEAR ENDED,
                                THROUGH                DECEMBER 31,                 THROUGH                DECEMBER 31,
                             DECEMBER 31,    ---------------------------------   DECEMBER 31,    ---------------------------------
                                 1995             1996              1997             1995             1996              1997
                            ---------------       ----              ----        ---------------       ----              ----
Net Asset Value, Beginning
 of Period .................      $12.50           $12.99            $13.36           $12.50           $12.99            $13.36
                                  ------           ------            ------           ------           ------            ------
Income From Investment
 Operations
Net Investment Income ......        0.74             1.05              1.01             0.68             0.95              0.91
Net Realized and Unrealized
 Gain on Investments .......        0.49             0.73              0.21             0.49             0.73              0.21
                                  ------           ------            ------           ------           ------            ------
Total From Investment
 Operations ................        1.23             1.78              1.22             1.17             1.68              1.12
                                  ------           ------            ------           ------           ------            ------
Less Distributions
Dividends From Net
 Investment Income .........       (0.73)           (1.05)            (1.01)           (0.67)           (0.95)            (0.91)
Distributions From Net
Realized Capital Gains .....        0.00            (0.36)            (0.15)            0.00            (0.36)            (0.15)
Distributions in Excess of
Net Investment Income ......       (0.01)            0.00              0.00            (0.01)            0.00              0.00
                                  ------           ------            ------           ------           ------            ------
Total Distributions ........       (0.74)           (1.41)            (1.16)           (0.68)           (1.31)            (1.06)
                                  ------           ------            ------           ------           ------            ------
Net Asset Value, End of
Period .....................      $12.99           $13.36            $13.42           $12.99           $13.36            $13.42
                                  ======           ======            ======           ======           ======            ======
Total Return (%) (c) .......        10.3             14.5               9.3              9.7             13.7               8.5
Ratio of Operating Expenses
 to Average Net Assets
 (%) (d) ...................        0.93(b)          0.96              1.18             1.68(b)          1.71              1.93
Ratio of Net Investment
 Income to Average Net
  Assets (%) ...............        8.75(b)          8.23              7.36             8.00(b)          7.48              6.61
Portfolio Turnover Rate (%).          22               52                37               22               52                37
Net Assets, End of
 Period (000) ..............     $36,939          $90,729          $144,706          $38,767          $93,408          $146,083

(a)Commencement of operations.
(b)Computed on an annualized basis.
(c)A sales charge in the case of Class A shares and a contingent deferred sales charge in the case of Class B shares are not reflected in total return calculations. Periods less than one year are not computed on an annualized basis.
(d) The ratio of operating expenses to average net assets without giving effect to the voluntary expense limitations described in Note 4 to the Financial Statements
    would have been (%) ....        1.58(b)          1.31              --               2.33(b)          2.06              --

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS - continued
--------------------------------------------------------------------------------

                                                                              CLASS C
                                                         -------------------------------------------
                                                           MAY 1, (a)               YEAR ENDED
                                                             THROUGH               DECEMBER 31,
                                                          DECEMBER 31,      ------------------------
                                                              1995             1996            1997
                                                          ------------         ----            ----
Net Asset Value, Beginning of Period ................        $12.50           $12.99         $13.35
                                                             ------           ------         ------
Income From Investment Operations
Net Investment Income ...............................          0.67             0.95           0.91
Net Realized and Unrealized Gain on Investments .....          0.49             0.72           0.21
                                                             ------           ------         ------
Total From Investment Operations ....................          1.16             1.67           1.12
                                                             ------           ------         ------
Less Distributions
Dividends From Net Investment Income ................         (0.66)           (0.95)         (0.91)
Distributions From Net Realized Capital Gains .......          0.00            (0.36)         (0.15)
Distributions in Excess of Net Investment Income ....         (0.01)            0.00           0.00
                                                             ------           ------         ------
Total Distributions .................................         (0.67)           (1.31)         (1.06)
                                                             ------           ------         ------
Net Asset Value, End of Period ......................        $12.99           $13.35         $13.41
                                                             ======           ======         ======
Total Return (%) (c) ................................           9.7             13.6            8.5
Ratio of Operating Expenses to Average Net Assets (%)
  (d) ...............................................          1.68(b)          1.71           1.93
Ratio of Net Investment Income to Average Net Assets
  (%) ...............................................          8.00(b)          7.48           6.61
Portfolio Turnover Rate (%) .........................            22               52             37
Net Assets, End of Period (000) .....................       $12,252          $31,746        $56,515

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) Periods less than one year are not computed on an annualized basis.
(d) The ratio of operating expenses to average net assets without giving effect to the voluntary expense limitations described in Note 4 to the Financial Statements would have
    been (%) ........................................          2.33(b)          2.06           --

                 See accompanying notes to financial sttements.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
December 31, 1997

1. The Fund is a series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each series of shares a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. The Fund commenced its public offering of Class A, Class B and Class C shares on May 1, 1995. Class A shares are sold with a maximum front end sales charge of 4.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased prior to May 1, 1997). Class C shares do not pay front end or contingent deferred sales charges and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. At December 31, 1997, there were no Class Y shares outstanding. Expenses of the Fund are borne pro-rata by the holders of all classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service, selected by the Fund's advisor as authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates value. All other securities and assets are valued at their fair value as determined in good faith by The Fund's advisor, New England Funds Management, L.P., and the subadvisor, under the supervision of the Fund's trustees.

B. FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Interest income is decreased by the amortization of acquisition premium on original issue discount securities. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

D. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage backed securities, foreign currency transactions and defaulted bond income for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

F. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Loomis Sayles & Company, L.P. ("Loomis Sayles") is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

G. ORGANIZATION EXPENSE. Costs incurred in 1995 in connection with the Fund's organization and initial registration amounting to $67,920 were paid by the Fund and are being amortized over 60 months beginning May 1, 1995.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the year ended December 31, 1997 were as follows:

               PURCHASES                                 SALES
------------------------------------------  ------------------------------------
   U.S. GOVERNMENT           OTHER          U.S. GOVERNMENT          OTHER
-----------------------  -----------------  ---------------    -----------------
         $0                $247,333,130       $4,906,141         $100,670,618

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.65% of the first $200 million of the Fund's average daily net assets and 0.60% of such assets in excess of $200 million. NEFM pays the Fund's investment subadviser, Loomis Sayles at the rate of 0.35% of the first $200 million of the Fund's average daily net assets and 0.30% of such assets in excess of $200 million. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Loomis Sayles are wholly owned subsidiaries of New England Investment Companies, L.P. ("NEIC") which is a subsidiary of Metropolitan Life Insurance Company ("Met Life"). Fees earned by NEFM and Loomis Sayles under the management agreement in effect during the year ended December 31, 1997 are as follows:

     FEES EARNED
     ------------
     $881,029                    New England Funds Management, L.P.
     $974,943                    Loomis, Sayles & Company, L.P.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance. For the year ended December 31, 1997, these expenses amounted to $50,979 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent to the Fund. For the year ended December 31, 1997, the Fund paid New England Funds $253,356 as compensation for its services in that capacity. For the year ended December 31, 1997, the Fund received $5,737 in transfer agent credits. The transfer agent expense in the Statement of Operations is net of these credits.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1997, the Fund paid New England Funds $305,860 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect.

Under the Class B and Class C Plans, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1997 the Fund paid New England Funds $310,462 and $112,796 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B shares and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the year ended December 31, 1997, the Fund paid New England Funds $931,388 and $338,390 in distribution fees under the Class B and Class C Plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors of shares of the Fund during the year ended December 31, 1997 amounted to $1,430,297.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Loomis Sayles, NEFM, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:


     Annual Retainer                                       $2,091
     Meeting Fee                                           $109/meeting
     Committee Meeting Fee                                 $65/meeting
     Committee Chairman Retainer                           $91/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date.

4. EXPENSE LIMITATIONS. Loomis Sayles voluntarily agreed, until December 31, 1996, to waive its entire subadvisory fee (which is paid by NEFM), and NEFM agreed to reduce its management fee (which is paid by the Fund) by an equal amount.

In addition, under an expense deferral arrangement, which NEFM terminated December 31, 1996, NEFM agreed to defer its management fees (to the extent not waived as provided in the preceding sentences) for the Fund, to the extent necessary to limit the Fund's expenses to the annual rate of 1.40% for Class A shares, 2.15% for Class B shares and 2.15% for Class C shares, subject to the obligation of the Fund to pay NEFM such deferred fees in later periods to the extent that the Fund's expenses fall below the annual rate of 1.40% for Class A shares, 2.15% for Class B shares and 2.15% for Class C shares; provided, however, that the Fund is not obligated to pay any such deferred fees more than two years after such fee was deferred. No such expenses were deferred in 1997.

5. CAPITAL SHARES. At December 31, 1997 there was an unlimited number of shares of beneficial interest authorized, divided into three classes, Class A, Class B and Class C capital stock. Transactions in capital shares were as follows:

                                                  YEAR ENDED                          YEAR ENDED
                                              DECEMBER 31, 1996                   DECEMBER 31, 1997
                                      ----------------------------------  ---------------------------------
CLASS A                                   SHARES            AMOUNT            SHARES            AMOUNT
-------                               --------------   ----------------   --------------   ----------------
Shares sold ........................       4,585,249      $  60,194,763        5,039,803      $  68,493,945
Shares issued in connection with the reinvestment of:
  Dividends from net investment
  income ...........................         267,132          3,495,181          517,494          7,047,095
  Distributions from net realized
  gain .............................         137,305          1,816,726           97,740          1,309,719
                                         -----------      -------------      -----------      -------------
                                           4,989,686         65,506,670        5,655,037         76,850,759
Shares repurchased .................      (1,041,025)       (13,631,309)      (1,666,237)       (22,751,600)
                                         -----------      -------------      -----------      -------------
Net increase  ......................       3,948,661      $  51,875,361        3,988,800      $  54,099,159
                                         -----------      -------------      -----------      -------------

                                                  YEAR ENDED                          YEAR ENDED
                                              DECEMBER 31, 1996                   DECEMBER 31, 1997
                                      ----------------------------------  ---------------------------------
CLASS B                                   SHARES            AMOUNT            SHARES            AMOUNT
-------                               --------------   ----------------   --------------   ----------------
Shares sold ........................       4,289,664      $  56,370,586        4,854,294      $  65,930,219
Shares issued in connection with the reinvestment of:
  Dividends from net investment
  income ...........................         187,069          2,445,242          377,086          5,134,666
  Distributions from net realized
  gain .............................         113,978          1,508,713           85,267          1,142,583
                                         -----------      -------------      -----------      -------------
                                           4,590,711         60,324,541        5,316,647         72,207,468
Shares repurchased .................        (580,814)        (7,610,958)      (1,425,292)       (19,424,611)
                                         -----------      -------------      -----------      -------------
Net increase  ......................       4,009,897      $  52,713,583        3,891,355      $  52,782,857
                                         -----------      -------------      -----------      -------------

                                                  YEAR ENDED                          YEAR ENDED
                                              DECEMBER 31, 1996                   DECEMBER 31, 1997
                                      ----------------------------------  ---------------------------------
CLASS C                                   SHARES            AMOUNT            SHARES            AMOUNT
-------                               --------------   ----------------   --------------   ----------------
Shares sold ........................       1,840,696      $  24,218,950        2,819,189      $  38,469,852
Shares issued in connection with the reinvestment of:
  Dividends from net investment
  income ...........................          70,055            917,823          169,498          2,307,708
  Distributions from net realized
  gain .............................          41,207            546,262           38,142            510,720
                                         -----------      -------------      -----------      -------------
                                           1,951,958         25,683,035        3,026,829         41,288,280
Shares repurchased .................        (517,103)        (6,734,487)      (1,190,946)       (16,244,021)
                                         -----------      -------------      -----------      -------------
Net increase  ......................       1,434,855      $  18,948,548        1,835,883      $  25,044,259
                                         -----------      -------------      -----------      -------------
Decrease derived from capital shares
  transactions .....................       9,393,413      $ 123,537,492        9,716,038      $ 131,926,275
                                           =========      =============       ==========      =============

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees of New England Funds Trust I and Shareholders of
NEW ENGLAND STRATEGIC INCOME FUND.

In our opinion, the accompanying statement of assets & liabilities, including the portfolio composition, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New England Strategic Income Fund ("the Fund"), a L.L. Series of New England Funds Trust I, at December 31, 1997 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Boston, Massachusetts
February 12, 1998

                              NEW ENGLAND FUNDS

Supplement dated March 1, 1998 to the New England Bond Funds Prospectus for Class A, B and C shares dated May 1, 1997 (as supplemented May 28, 1997, July 28, 1997, November 17, 1997 and January 1, 1998);

FOR BOND FUNDS PROSPECTUS FOR CLASS A, B AND C SHARES ONLY:

Effective March 1, 1998, New England High Income Fund offers Class C shares to the general public in addition to Class A and Class B shares. Therefore, the following tables supplement "Annual fund operating expenses" and "Example" in the "Schedule of Fees" section:

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
                                                             NEW ENGLAND HIGH
                                                              INCOME FUND****
                                                                 -------
                                                                 CLASS C
                                                                 -------
Management Fees (in the case of New England High Income
  Fund, after voluntary fee waiver and expense reduction) ..     0.45%***
12b-1 Fees .................................................     1.00%*
Other Expenses .............................................     0.70%
Total Fund Operating Expenses (in the case of New England
  High Income Fund, after voluntary fee waiver and expense
  reduction) ...............................................     2.15%***
------------
   * Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
 *** Without the voluntary fee waiver and expense reduction by the Fund's adviser, Management Fees would be 0.74% for all classes and Total Fund Operating Expenses would be 1.69% for Class A shares, 2.44% for Class B shares and 2.44% for Class C shares. These voluntary limitations can be terminated by the Fund's adviser at any time. See "Fund Management."
**** The expense information contained in this table and its footnotes for New
     England High Income Fund has been restated to reflect fees and expenses currently in effect for this Fund.

EXAMPLE
You would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) unless otherwise noted, redemption at period end. The 5% return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which may be more or less than those shown.
                                                             NEW ENGLAND HIGH
                                                               INCOME FUND
                                                                 -------
                                                                 CLASS C
                                                                 -------
1 year .....................................................     $ 22(2)
3 years ....................................................     $ 67
5 years ....................................................     $115
10 years* ..................................................     $248
------------
* Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using Class A expenses in years 9 and 10.

In addition, the disclosure that follows for all Funds offering Class C shares applies to New England High Income Fund.

THE REMAINDER OF THIS SUPPLEMENT APPLIES TO ALL FUNDS OFFERING CLASS C SHARES:

The cover page of each Prospectus is revised to reflect:

o While no initial sales charge applies to Class B or Class C share purchases, a contingent deferred sales charge (a "CDSC") is imposed upon certain redemptions of Class B and Class C shares.

o New England Funds Trust I, New England Funds Trust II and New England Funds Trust III are referred to in the Prospectus as the "Trusts."

THE SHAREHOLDER TRANSACTION EXPENSES CHART FOR CLASS C SHARES APPEARING IN THE "SCHEDULE OF FEES" SECTION IS REVISED WITH RESPECT TO CLASS C SHARES TO READ AS FOLLOWS:

                                                                 CLASS C
                                                                 -------
Maximum Initial Sales Charge Imposed on a Purchase (as a
  percentage of offering price)(2) .........................       None
Maximum Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable)(2) ...........................................       1.00%

(2) Does not apply to reinvested distributions.

In the tables that appear under "Example" in the "Schedule of Fees" section, the expense amounts in the Prospectus for Class C shares for the 1 Year period assume no redemption. If shares are redeemed at period end, expense amounts for each Fund would be as follows: New England High Income Fund, $32; New England Limited Term U.S. Government Fund, $29; New England Strategic Income Fund, $31; and New England Bond Income Fund, $28.

THE SECTION ENTITLED "BUYING FUND SHARES--SALES CHARGES--CLASS C SHARES" IS REVISED TO READ AS FOLLOWS:

Class C shares are offered at net asset value, without an initial sales charge, are subject to a 0.25% annual service fee and a 0.75% annual distribution fee, are subject to a CDSC of 1.00% on redemptions made within one year from the date of purchase and do not convert into another class.

The Distributor pays to investment dealers at the time of sale a sales commission of 1.00% of the sales price of Class C shares sold by such investment dealer. The Distributor will retain the service and distribution fees assessed against Class C shares in the first year of investment, and the entire amount of the CDSC paid by Class C shareholders upon redemption in the first year, in order to compensate the Distributor for providing distribution- related services to the Fund in connection with the sale of Class C shares, and to reimburse the Distributor, in whole or in part, for the commissions paid (and related financing costs) to investment dealers at the time of a sale of Class C shares. Unlike Class B shares, there are no conversion features associated with Class C shares; therefore, if Class C shares are held for more than eight years Class C shareholders will thereafter be subject to higher distribution fees than shareholders of other classes.

The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another series of the Trusts. If an exchange is made to Class C shares of a Money Market Fund, then the one-year holding period for purposes of determining the expiration of the CDSC will stop and resumes only when an exchange is made back into Class C shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into a series of the Trusts, then the CDSC applies to the redemption. For purposes of the CDSC, it is assumed that the shares held longest are the first to be redeemed.

The CDSC on Class C shares is not imposed on shares purchased prior to March 1, 1998.

The CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares of the same Fund purchased with reinvested dividends or capital gain distributions. The first year of purchase ends one year after the day on which the purchase was accepted.

The CDSC is deducted from the proceeds of the redemption, not the amount remaining in the account, unless otherwise requested. The CDSC may be eliminated for certain persons and organizations. See "Sales Charges--General" below.

THE SECTION ENTITLED "OWNING FUND SHARES--EXCHANGING AMONG NEW ENGLAND FUNDS-- CLASS C SHARES" IS REVISED TO READ AS FOLLOWS:

You may exchange Class C shares of any series of the Trusts for Class C shares of any other series of the Trusts which offers Class C shares or for Class C shares of New England Cash Management Trust - Money Market Series. Such exchanges will be made at the next-determined net asset value of the shares.

IN THE SECTION ENTITLED "FUND DETAILS--PERFORMANCE CRITERIA," THE THIRD SENTENCE IN THE FIRST PARAGRAPH IS REVISED TO READ AS FOLLOWS:

Total return is measured by comparing the value of a hypothetical $1,000 investment in a class at the beginning of the relevant period to the value of the investment at the end of the period (assuming deduction of the current maximum sales charge on Class A shares, automatic reinvestment of all dividends and capital gains distributions and, in the case of Class B and C shares, imposition of the CDSC relevant to the period quoted).

                               NEW ENGLAND FUNDS

                                  STOCK FUNDS
                              Star Small Cap Fund
                                  Growth Fund
                               Star Advisers Fund
                              Capital Growth Fund
                            Growth Opportunities Fund
                                   Value Fund
                               Equity Income Fund
                                  Balanced Fund

                           INTERNATIONAL STOCK FUNDS
                           International Equity Fund
                              Star Worldwide Fund

                                   BOND FUNDS
                                High Income Fund
                             Strategic Income Fund
                                Bond Income Fund
                           Government Securities Fund
                       Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS
                             Municipal Income Fund
                       Massachusetts Tax Free Income Fund
                 Intermediate Term Tax Free Fund of California
                  Intermediate Term Tax Free Fund of New York

                               MONEY MARKET FUNDS
                   Cash Management Trust, Money Market Series
                         Tax Exempt Money Market Trust

                   To learn more, and for a free prospectus,
                     contact your financial representative.

              VISIT OUR WORLD WIDE WEB SITE AT WWW.MUTUALFUNDS.COM

                      New England Funds, L.P., Distributor
                              399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Funds current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

                                                                 ---------------
                                                                    Bulk Rate
                                                                  U.S. Postage
                                                                      Paid
                                                                  Brockton, MA
                                                                 Permit No. 770
                                                                 ---------------
               [LOGO]
        NEW ENGLAND FUNDS(R)
    Where The Best Minds Meet (R)


----------------------
 399 Boylston Street
Boston, Massachusetts
        02116
----------------------

---------------------
        [Logo]
      MUTUAL FUND
     SERVICE AWARD
---------------------
        DALBAR
HONORS COMMITMENT TO:
      INVESTORS
---------------------
 1995 o 1996 o 1997

    ST56-1297

[Recycle Logo] Printed On Recycled Paper